CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 556	$ 624
Restricted cash	31	39
Trade receivables and other current assets	955	933
Financial instrument assets	92	102
Due from related parties	2,055	1,404
Assets held for sale	14	12
Current assets	3,703	3,114
Financial instrument assets	419	684
Equity-accounted investments	816	753
Property, plant and equipment, at fair value	40,094	38,696
Goodwill	755	692
Deferred income tax assets	87	56
Other long-term assets	160	134
Total Assets	46,034	44,129
Current liabilities
Accounts payable and accrued liabilities	586	571
Financial instrument liabilities	468	244
Due to related parties	1,435	544
Non-recourse borrowings	1,565	1,282
Provisions	7	13
Interests held in BRHC by the partnership	4,961	4,432
BEPC exchangeable and class A.2 exchangeable shares	4,692	4,168
Current liabilities	13,714	11,254
Financial instrument liabilities	471	408
Non-recourse borrowings	12,797	12,493
Deferred income tax liabilities	6,840	6,493
Provisions	441	416
Due to related parties	548	541
Other long-term liabilities	469	416
Equity
The partnership	116	1,341
Total Equity	10,754	12,108
Total Liabilities and Equity	46,034	44,129
Non-controlling interests
Current assets
Cash and cash equivalents	295	388
Property, plant and equipment, at fair value	22,003	21,261
Equity
Non-controlling interests	10,638	10,767
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	10,368	10,508
Total Equity	10,368	10,508
Participating non-controlling interests – in a holding subsidiary held by the partnership
Equity
Non-controlling interests	270	259
Total Equity	$ 270	$ 259